Litigation and Loss Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Litigation and Loss Contingencies [Abstract]
LITIGATION AND LOSS CONTINGENCIES

NOTE 17 – LITIGATION AND LOSS CONTINGENCIES

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, legal proceedings) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labor and employment rights, privacy, and contractual rights. There are no currently pending legal proceedings that the Company believes will have a material adverse impact on the Company’s business or condensed consolidated financial statements.

NOTE 19 – LITIGATION AND LOSS CONTINGENCIES

From time to time, the Company may be subject to other legal proceedings, claims, investigations, and government inquiries (collectively, legal proceedings) in the ordinary course of business. It may receive claims from third parties asserting, among other things, infringement of their intellectual property rights, defamation, labor and employment rights, privacy, and contractual rights. There are no currently pending legal proceedings that the Company believes will have a material adverse impact on the Company’s business or consolidated financial statements.